Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis

The following table presents the financial assets measured on a recurring basis by contractual maturity, including pricing category, amortized cost, gross unrealized gains and losses, and fair value. The Company has no Level 1 and Level 2 financial liabilities measured on a recurring basis.

		As of September 30, 2025				As of December 31,2024
	Pricing Category	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(In thousands)
Money market funds	Level 1	$256,826	$—	$—	$256,826	$15,709	$—	$—	$15,709

The following table presents the Level 3 financial liabilities measured on a recurring basis. The Company has no Level 3 financial assets measured on a recurring basis.

	September 30, 2025	December 31, 2024
	(In thousands)
Liabilities:
Derivative liability	$—	$1,164
Earnout liabilities	166,087	—
Warrant liabilities	41,024	—
Common Stock warrant	136,761	—
Total liabilities	$343,872	$1,164

Schedule of Fair Value of Measurement Inputs

The following table summarizes the significant inputs to value the Earnout liability.

	September 30, 2025	March 13, 2025
Share price	$17.19	$10.79
Expected volatility	70.4%	66.0%
Risk-free interest rate	3.72%	4.00%
Remaining term (in years)	5.4	6.0

The following table summarizes the significant inputs to value the Series A Investor Warrants liability.

	September 30, 2025	March 13, 2025
Share price	$17.19	$10.79
Exercise price(1)	$7.00	$12.00
Expected volatility	65.2%	65.0%
Risk-free rate	3.64%	3.95%
Dividend yield	—%	—%
Put term (in years)	4.4	4.4

(1)      On May 2, 2025, the exercise price of this warrant was reset from $12.00 to $7.00.

The following table summarizes the significant inputs to value the Common Stock warrants liability.

	September 30, 2025	May 2, 2025
Share price	$17.19	$10.31
Exercise price	$7.00	$7.00
Expected volatility	72.5%	140.0%
Risk-free rate	3.74%	4.21%
Dividend yield	—%	—%
Put term (in years)	5.6	5.4

Schedule of Reconciliation of Derivative Liability Measured at Fair Value on a Recurring Basis

The following table presents the reconciliation of the Earnout liability measured at fair value on a recurring basis.

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025
	(In thousands)
Beginning balance	$100,007	$—
Establishment of liability at March 13, 2025	—	99,639
Change in estimated fair value(1)	66,080	66,448
Ending balance	$166,087	$166,087

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.

The following table presents the reconciliation of the Series A Investor Warrants liability measured at fair value on a recurring basis.

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025
	(In thousands)
Beginning balance	$53,715	$—
Establishment of liability at March 13, 2025	—	40,652
Change in estimated fair value(1)	11,927	41,508
Warrant exercises	(24,618)	(41,136)
Ending balance	$41,024	$41,024
	September 30, 2025	May 2, 2025
Share price	$17.19	$10.31
Exercise price	$7.00	$7.00
Expected volatility	72.5%	140.0%
Risk-free rate	3.74%	4.21%
Dividend yield	—%	—%
Put term (in years)	5.6	5.4

The following table presents the reconciliation of the Common Stock warrants liability measured at fair value on a recurring basis. Subsequent to the balance sheet date, all outstanding Common Stock warrants were exercised.

	Three months ended September 30, 2025	Nine Months Ended September 30, 2025
	(In thousands)
Beginning balance	$91,600	$—
Establishment of liability at May 2, 2025	—	84,807
Change in estimated fair value(1)	51,345	58,138
Warrant exercises	(6,184)	(6,184)
Ending balance	$136,761	$136,761

The following table presents the reconciliation of the Prefunded warrants liability measured at fair value on a recurring basis.

	Three months ended September 30, 2025	Nine Months Ended September 30, 2025
	(In thousands)
Beginning balance	$23,705	$—
Establishment of liability at May 2, 2025	—	22,309
Change in estimated fair value(1)	—	1,396
Warrant exercises	(23,705)	(23,705)
Ending balance	$—	$—